Related Party Transactions - Schedule Due to Related Parties (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Due to related parties	$ 2,322,990	$ 1,165,865
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd [Member]
Due to related parties	$ 738,864	770,532
Related party relationship description	5.5% of shareholder of Xi'an App-chem
Wenhu Guo [Member]
Due to related parties	$ 368,145	388,075
Related party relationship description	Senior Management of the Company
Yongwei Hu [Member]
Due to related parties	$ 1,208,337
Related party relationship description	Chief Executive Officer and Controlling shareholder of the Company
Jing Liu [Member]
Due to related parties	$ 4,410	4,203
Related party relationship description	Wife of the controlling shareholder
Sheying Wang [Member]
Due to related parties	$ 3,234	$ 3,055
Related party relationship description	Senior Management of the Company